Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial Liabilities Designated At Fair Value Through Profit Or Loss
Financial liabilities designated at fair value through profit or loss

Note 16 - Financial liabilities designated at fair value through profit or loss

	12/31/2022			12/31/2021
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	2	62	64	16	98	114
Total	2	62	64	16	98	114

The effect of credit risk of these instruments is not significant at 12/31/2022 and 12/31/2021.

Debt securities do not have a defined amount on maturity, since they vary according to market quotation and an exchange variation component, respectively.